Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recently Issued Accounting Pronouncements [Text Block]

Note 3 - Recently Issued Accounting Pronouncements

Balance Sheet – In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01, Balance sheet – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The Board concluded that the scope clarification alleviates issues that have arisen in implementing Update 2011-11, while providing users of financial statements with the needed comparable information. The requirements are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company does not expect that the adoption will have a material effect on the consolidated financial statements.

Comprehensive Income – Effective June 16, 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-05, Comprehensive Income, requiring entities to report components of other comprehensive income in either a single continuous statement or in two separate but consecutive statements of net income and other comprehensive income. This ASU does not change the items that must be reported in comprehensive income, how these items are measured, or when these items must be classified to net income. We have formally adopted this guidance during fiscal 2012 and presented the total of comprehensive income (loss), the components of net income (loss) and the components of other comprehensive income (loss) in a single continuous statement on the face of the Consolidated Statements of Operations and Comprehensive Income (Loss).

On February 5, 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which adds additional disclosure requirements relating to the reclassification of items out of accumulated other comprehensive income. This ASU is effective for the first quarter of 2013.